35. TRANSACTIONS THAT DO NOT INVOLVE CASH (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTransactionsThatDoNotInvolveCashLineItems [Line Items]
Capitalized interest	R$ 19,207	R$ 19,612
Addition of lease	(236,861)
Right-Of-Use Assets [Member]
DisclosureOfTransactionsThatDoNotInvolveCashLineItems [Line Items]
Addition of lease	R$ 2,775,168	R$ 48,794